JPMorgan Equity Focus ETF
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%
Automobiles — 2.1%
Tesla, Inc. *	98,166	36,493,211
Banks — 2.6%
M&T Bank Corp.	216,651	44,786,095
Biotechnology — 2.7%
Gilead Sciences, Inc.	328,020	45,716,147
Broadline Retail — 4.0%
Amazon.com, Inc. *	327,537	68,216,131
Capital Markets — 3.0%
Morgan Stanley	311,234	51,219,779
Chemicals — 2.2%
Ecolab, Inc.	144,264	38,377,109
Construction & Engineering — 2.9%
Comfort Systems USA, Inc.	18,884	26,040,847
Quanta Services, Inc.	44,114	24,219,468
		50,260,315
Consumer Finance — 2.7%
Capital One Financial Corp.	254,836	46,489,731
Electric Utilities — 3.0%
NextEra Energy, Inc.	555,650	51,608,772
Entertainment — 2.4%
Netflix, Inc. *	249,267	23,967,022
Take-Two Interactive Software, Inc. *	86,142	17,013,045
		40,980,067
Financial Services — 4.6%
Berkshire Hathaway, Inc., Class B *	107,690	51,605,048
Mastercard, Inc., Class A	55,703	27,832,561
		79,437,609
Ground Transportation — 2.0%
Canadian Pacific Kansas City Ltd. (Canada)	422,926	33,267,359
Health Care Providers & Services — 2.6%
HCA Healthcare, Inc.	94,250	44,602,870
Hotels, Restaurants & Leisure — 3.9%
Booking Holdings, Inc.	4,249	17,889,650
McDonald's Corp.	155,494	48,325,980
		66,215,630
Household Products — 2.1%
Procter & Gamble Co. (The)	252,586	36,483,522
Industrial Conglomerates — 1.1%
3M Co.	134,173	19,485,945
Insurance — 3.5%
Loews Corp.	558,684	59,633,930

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Interactive Media & Services — 8.0%
Alphabet, Inc., Class C	302,116	86,664,996
Meta Platforms, Inc., Class A	88,586	50,682,708
		137,347,704
IT Services — 0.5%
Snowflake, Inc., Class A *	51,435	7,757,427
Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.	44,794	22,017,595
Oil, Gas & Consumable Fuels — 6.4%
Exxon Mobil Corp.	313,622	53,209,108
Kinder Morgan, Inc.	1,691,369	56,711,603
		109,920,711
Pharmaceuticals — 3.4%
Johnson & Johnson	239,367	58,510,869
Retail REITs — 0.9%
Regency Centers Corp.	191,242	14,469,370
Semiconductors & Semiconductor Equipment — 14.4%
Analog Devices, Inc.	177,161	56,362,000
Broadcom, Inc.	174,805	54,103,896
NVIDIA Corp.	782,675	136,498,520
		246,964,416
Software — 6.4%
Intuit, Inc.	40,407	17,471,179
Microsoft Corp.	172,903	64,003,504
Oracle Corp.	66,503	9,783,256
Palo Alto Networks, Inc. *	110,392	17,698,045
		108,955,984
Specialized REITs — 1.8%
Public Storage	112,005	30,339,914
Specialty Retail — 1.8%
Lowe's Cos., Inc.	132,804	31,378,929
Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	304,167	77,194,543
Trading Companies & Distributors — 2.2%
United Rentals, Inc.	52,576	38,304,771
Total Common Stocks (Cost $1,485,392,836)		1,696,436,455

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b) (Cost $17,436,474)	17,433,294	17,435,038
Total Investments — 100.0% (Cost $1,502,829,310)		1,713,871,493
Liabilities in Excess of Other Assets — (0.0)% ^		(379,747)
NET ASSETS — 100.0%		1,713,491,746

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,713,871,493	$—	$—	$1,713,871,493

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$14,550,239	$68,145,162	$65,259,146	$319	$(1,536)	$17,435,038	17,433,294	$550,975	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.